             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                           AMERICAN PERFORMANCE FUNDS

          NOTICE OF CHANGES TO THE NAME AND NON-FUNDAMENTAL INVESTMENT
                           POLICY OF THE EQUITY FUND
                                OCTOBER 31, 2005

Shareholders are hereby notified that, effective as of January 1, 2006, the name of the American Performance Equity Fund will be changed to the American Performance U.S. Tax-Efficient Large Cap Equity Fund, and its investment policy amended to read as follows:

     Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                           AMERICAN PERFORMANCE FUNDS

          NOTICE OF CHANGES TO THE NAME AND NON-FUNDAMENTAL INVESTMENT
                      POLICY OF THE SMALL CAP EQUITY FUND
                                OCTOBER 31, 2005

Shareholders are hereby notified that, effective as of January 1, 2006, the name of the American Performance Small Cap Equity Fund will be changed to the American Performance U.S. Tax-Efficient Small Cap Equity Fund, and its investment policy amended to read as follows:

     Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with small market capitalizations. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.

                           AMERICAN PERFORMANCE FUNDS

                       SUPPLEMENT DATED OCTOBER 31, 2005
                                     TO THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                        PROSPECTUS DATED JANUARY 1, 2005

CHANGE IN FUND NAME

At a meeting held on July 29, 2005, the Board of Trustees of American Performance Funds approved a change to the name of the Equity Fund. Effective January 1, 2006, the American Performance Equity Fund will be known as the AMERICAN PERFORMANCE U.S. TAX-EFFICIENT LARGE CAP EQUITY FUND.

CHANGE IN NON-FUNDAMENTAL INVESTMENT POLICIES

At a meeting held on July 29, 2005, the Board of Trustees of American Performance Funds unanimously approved changes to the non-fundamental investment policy for the U.S. Tax-Efficient Large Cap Equity Fund (formerly the Equity
Fund), to be effective January 1, 2006. Set forth below, is the amended non-fundamental investment policy:

     Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

APFSPALL2 1005

                           AMERICAN PERFORMANCE FUNDS

                       SUPPLEMENT DATED OCTOBER 31, 2005
                                     TO THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                        PROSPECTUS DATED JANUARY 1, 2005

CHANGE IN FUND NAME

At a meeting held on July 29, 2005, the Board of Trustees of American Performance Funds approved a change to the name of the Small Cap Equity Fund. Effective January 1, 2006, the American Performance Small Cap Equity Fund will be known as the AMERICAN PERFORMANCE U.S. TAX-EFFICIENT SMALL CAP EQUITY FUND.

CHANGE IN NON-FUNDAMENTAL INVESTMENT POLICIES

At a meeting held on July 29, 2005, the Board of Trustees of American Performance Funds unanimously approved changes to the non-fundamental investment policy for the U.S. Tax-Efficient Small Cap Equity Fund (formerly the Small Cap Equity Fund), to be effective January 1, 2006. Set forth below, is the amended non-fundamental investment policy:

     Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with small market capitalizations. This policy will not be changed without at least 60 days' prior notice to shareholders. "Equity securities" for purposes of this policy refers to common stocks and securities convertible into common stocks.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                  PROSPECTUS INFORMATION FOR FUTURE REFERENCE.

APFSPALL3 1005